Taxes Payable and Accrued Taxes - Summary of Taxes Payable and Accrued Taxes (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Disclosure of Detailed Information About Taxes Payable and Accrued Taxes [Abstract]
Payroll taxes payable	$ 7.0	$ 3.0
Sales taxes payable	1.8	1.6
Carbon tax accrual	32.8	23.4
Income taxes payable	0.0	2.1
Taxes Payable and Accrued Taxes Current	$ 41.6	$ 30.1